UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC 20549

                                          FORM 24F-2
                               Annual Notice of Securities Sold
                                    Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

          Dreyfus Growth and Value Funds, Inc.
          200 Park Avenue
          New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]


3.      Investment Company Act File Number: 811-7123

        Securities Act File Number:  33-51061

4(a). Last day of fiscal year for which this notice is filed:

               August 31, 2002

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


DREYFUS AGGRESSIVE GROWTH FUND
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $6,393,924
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                 $8,956,342
                  during the fiscal year:                                               ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                   $55,860,191
                  during any PRIOR fiscal year ending no earlier than October             ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 64,816,533
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $0
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if            $(58,422,609)
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from           ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$0.00
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                     -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                     =$  0.00
                                                                                     =============
DREYFUS EMERGING LEADERS FUND
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal           $ 457,837,622
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased              $437,325,473
                  during the fiscal year:                                            ---------------

           (iii)  Aggregate price of securities redeemed or repurchased              $
                  during any PRIOR fiscal year ending no earlier than October        ---------------
                  11, 1995 that were not previously used to
                  reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and             -$437,325,473
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                  $   20,512,149
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if         $()
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from        ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                    X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)             =$ 1,887.12
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                      +$    N/A
                                                                                      -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                      =$1,887.12
                                                                                      =============
DREYFUS INTERNATIONAL VALUE FUND
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal           $366,199,746
                  year pursuant to section 24(f):                                     ---------------

            (ii)  Aggregate price of securities redeemed or repurchase                $339,538,705
                  during the fiscal year:                                             ---------------

           (iii)  Aggregate price of securities redeemed or repurchased               $
                  14,434,481 during any PRIOR fiscal year ending no earlier than       ---------------
                  October 11, 1995 that were not previously used
                  to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and              -$(353,973,186)
                  5(iii):
                                                                                       --------------
             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                  $ 12,226,560
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if            $(- )
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from             ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$1,124.84
                  (enter "0" if no fee is due):                                         ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                       +$  N/A
                                                                                       -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                       =$1,124.84
                                                                                     =============


DREYFUS LARGE COMPANY VALUE FUND
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 16,446,802
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                 $
                  17,475,827 during the fiscal year:                                    ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                 $ 0
                  during any PRIOR fiscal year ending no earlier than October           ---------------
                  11, 1995 that were not previously used to
                  reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 17,475,827
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if              $(1,029,025)
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from             ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                        X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                =$      0
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$  N/A
                                                                                     -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                       =$0
                                                                                     =============

DREYFUS MIDCAP VALUE FUND
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 817,202,130
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased              $699,005,667
                  during the fiscal year:                                            ---------------

           (iii)  Aggregate price of securities redeemed or repurchased              $ 0
                  during any PRIOR fiscal year ending no earlier than October        ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$(699,005,667)
                  5(iii):
                                                                                          --------------
             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $118,196,463
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if         $( - )
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from        ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)             =$10,874.07
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$  N/A
                                                                                     -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                       =$10,874.07
                                                                                     =============

DREYFUS MIDCAP VALUE PLUS FUND
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $9,288,589
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                   $2,927,015
                  during the fiscal year:                                                 ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                   $ 0
                  during any PRIOR fiscal year ending no earlier than October             ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               $ 2,927,015
                  5(iii):                                                                --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 6,361,574
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years - if               $( - )
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from            ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)             =$ 585.26
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$  N/A
                                                                                   -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                       =$585.26
                                                                                     =============

DREYFUS SMALL COMPANY VALUE FUND
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal           $ 153,789,315
                  year pursuant to section 24(f):                                      ---------------

            (ii)  Aggregate price of securities redeemed or repurchased              $162,864,547
                  during the fiscal year:                                            ---------------

           (iii)  Aggregate price of securities redeemed or repurchased              $65,487,716
                  during any PRIOR fiscal year ending no earlier than October        ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               $ 228,352,263
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $    0
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if              $(74,562,948)
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from             ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See X .000092
                  Instruction C.9): --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                =$0
                  (enter "0" if no fee is due):                                         ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                       +$ N/A
                                                                                       -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                       =$ 0
                                                                                       =============

        DREYFUS PREMIER FUTURE LEADERS FUND - CLASS A
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 44,535,208
                  year pursuant to section 24(f):                                       ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                 $15,109,305
                  during the fiscal year:                                            ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                 $ 0
                  during any PRIOR fiscal year ending no earlier than October          ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$15,109,305
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $29,425,903
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if             $( - )
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from           ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)             =$ 2,707.18
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                        +$    N/A
                                                                                       -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                         =$2,707.18
                                                                                         =============

        DREYFUS PREMIER FUTURE LEADERS FUND - CLASS B
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 22,083,435
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                   $5,186,540
                  during the fiscal year:                                                 ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                   $ 0
                  during any PRIOR fiscal year ending no earlier than October             ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 5,186,540
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $16,896,895
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if              $( - )
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from             ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)             =$ 1,554.51
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                        +$    N/A
                                                                                        -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                        =$1,554.51
                                                                                        =============

        DREYFUS PREMIER FUTURE LEADERS FUND - CLASS C
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 13,333,274
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                   $2,163,999
                  during the fiscal year:                                                 ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                   $ 0
                  during any PRIOR fiscal year ending no earlier than October             ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 2,163,999
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $11,169,275
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if              $( - )
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from             ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                 =$ 1,027.57
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                     -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                     =$1,027.57
                                                                                     =============

        DREYFUS PREMIER FUTURE LEADERS FUND - CLASS R
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 64,805,225
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                   $16,606,230
                  during the fiscal year:                                                 ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                   $ 0
                  during any PRIOR fiscal year ending no earlier than October             ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 16,606,230
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 48,198,995
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if              $( - )
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from             ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)             =$ 4,434.31
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                       +$    N/A
                                                                                       -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                        =$4,434.31
                                                                                        =============

        DREYFUS PREMIER FUTURE LEADERS FUND - CLASS T
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 301,708
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                   $ 58,464
                  during the fiscal year:                                                 ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                   $147,381
                  during any PRIOR fiscal year ending no earlier than October             ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 205,845
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 95,863
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if              $( - )
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from             ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                 =$ 8.82
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                     -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                     =$ 8.82
                                                                                     =============
DREYFUS PREMIER GROWTH FUND - CLASS A
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 1,266,376
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased              $ 60,182
                  during the fiscal year:                                            ---------------

           (iii)  Aggregate price of securities redeemed or repurchased              $
                  during any PRIOR fiscal year ending no earlier than October        ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 60,182
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 1,206,194
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if         $()
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from        ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$ 110.97
                  (enter "0" if no fee is due):                                         ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                     -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                     =$ 110.97
                                                                                     =============
DREYFUS PREMIER GROWTH FUND - CLASS B
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 370,295
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                   $ 0
                  during the fiscal year:                                                 ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                   $
                  during any PRIOR fiscal year ending no earlier than October             ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and                 -$
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 370,295
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if              $()
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from            ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                        X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                 =$ 34.07
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                        +$    N/A
                                                                                        -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                        =$  34.07
                                                                                       =============


DREYFUS PREMIER GROWTH FUND - CLASS C
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $  123,171
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                 $ 185
                  during the fiscal year:                                               ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                 $
                  during any PRIOR fiscal year ending no earlier than October           ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and                 -$ 185
                  5(iii):                                                                --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 122,986
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if              $()
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from             ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                =$ 11.31
                  (enter "0" if no fee is due):                                         ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                        +$    N/A
                                                                                         -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                        =$ 11.31
                                                                                        =============

DREYFUS PREMIER GROWTH FUND - CLASS R
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal               $ 100,000
                  year pursuant to section 24(f):                                         ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                   $ 0
                  during the fiscal year:                                                 ---------------

           (iii) Aggregate price of securities redeemed or repurchased $ during any PRIOR fiscal year ending no earlier than October
                  --------------- 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and                  -$ 0
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $  100,000
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if              $()  0
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from            ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                        X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                  =$ 9.20
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                          +$    N/A
                                                                                          -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                           =$  9.20
                                                                                          =============

DREYFUS PREMIER GROWTH FUND - CLASS T
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal                $  100,000
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                    $   0
                  during the fiscal year:                                            ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                    $   0
                  during any PRIOR fiscal year ending no earlier than October        ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and                  -$   0
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $  100,000
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if              $()   0
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from             ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                          X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                 =$ 9.20
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                         +$    N/A
                                                                                        -------------



8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                       =$  9.20
                                                                                       =============



DREYFUS PREMIER SMALL COMPANY GROWTH FUND - CLASS A
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 296,425
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                 $
                  during the fiscal year:                                               ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                 $ 0
                  during any PRIOR fiscal year ending no earlier than October           ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 296,425
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if              $( 0 )
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from             ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)             =$ 27.27
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                        +$   N/A
                                                                                        -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                        =$  27.27
                                                                                        =============
DREYFUS PREMIER SMALL COMPANY GROWTH FUND - CLASS B
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $  203,917
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                   $
                  during the fiscal year:                                                 ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                   $ 0
                  during any PRIOR fiscal year ending no earlier than October             ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and                 -$
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                     $ 203,917
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if              $( 0 )
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from             ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                        X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                 =$ 18.76
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                        +$   N/A
                                                                                        -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                        =$ 18.76
                                                                                        =============
DREYFUS PREMIER SMALL COMPANY GROWTH FUND - CLASS C
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 200,000
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                 $
                  during the fiscal year:                                                ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                 $
                  during any PRIOR fiscal year ending no earlier than October           ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and                 -$
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 200,000
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if              $( 0 )
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from             ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                         X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                  =$ 18.40
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                        +$   N/A
                                                                                        -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                         =$  18.40
                                                                                        =============
DREYFUS PREMIER SMALL COMPANY GROWTH FUND - CLASS R
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $  200,000
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                 $
                  during the fiscal year:                                               ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                 $ 0
                  during any PRIOR fiscal year ending no earlier than October           ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and                 -$
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 200,000
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if             $( 0 )
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from            ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                        X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                  =$ 18.40
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                        +$   N/A
                                                                                        -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                         =$ 18.40
                                                                                         =============
DREYFUS PREMIER SMALL COMPANY GROWTH FUND - CLASS T
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 200,000
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                 $
                  during the fiscal year:                                               ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                 $ 0
                  during any PRIOR fiscal year ending no earlier than October           ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$
                  5(iii):                                                               --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 200,000
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if             $( 0 )
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from           ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                        X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                 =$ 18.40
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                         +$   N/A
                                                                                         -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                          =$ 18.40
                                                                                         =============

DREYFUS PREMIER STRATEGIC VALUE FUND - CLASS A
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 69,060,153
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                   $30,757,450
                  during the fiscal year:                                                 ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                   $18,731,528
                  during any PRIOR fiscal year ending no earlier than October             ---------------
                  11, 1995 that were not previously used
                  to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 49,488,978
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 19,571,175
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if              $( 0 )
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from             ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)             =$ 1,800.55
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                         +$   N/A

                                                                                         -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                        =$1,800.55
                                                                                        =============
DREYFUS PREMIER STRATEGIC VALUE FUND - CLASS B
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $3,824,699
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                 $477,898
                  during the fiscal year:                                                ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                 $ 0
                  during any PRIOR fiscal year ending no earlier than October           ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$  447,898
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 3,376,801
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if              $( 0 )
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from             ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                         X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                  =$ 310.67
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                        +$   N/A

                                                                                        -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                         =$ 310.67

                                                                                         =============
DREYFUS PREMIER STRATEGIC VALUE FUND - CLASS C
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 678,402
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                 $ 171,068
                  during the fiscal year:                                              ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                 $ 0
                  during any PRIOR fiscal year ending no earlier than October          ---------------
                  11, 1995 that were not previously used to
                  reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 171,068
                  5(iii):                                                              --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 507,334
                  [subtract Item 5(iv) from Item 5(i)]:                                ---------------


            (vi)  Redemption credits available for use in future years -- if             $( 0 )
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from           ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                        X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                 =$ 46.67
                  (enter "0" if no fee is due):                                         ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                       +$   N/A

                                                                                       -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                        =$ 46.67

                                                                                        =============
DREYFUS PREMIER STRATEGIC VALUE FUND - CLASS R
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 129,071
                  year pursuant to section 24(f):                                       ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                 $ 13,031
                  during the fiscal year:                                               ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                 $ 0
                  during any PRIOR fiscal year ending no earlier than October        ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$  13,031
                  5(iii):                                                               --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                   $ 116,040
                  [subtract Item 5(iv) from Item 5(i)]:                                 ---------------


            (vi)  Redemption credits available for use in future years -- if            $( 0)
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from          ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                        X   .000092
                  Instruction C.9):                                                     --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                =$ 10.68
                  (enter "0" if no fee is due):                                        ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                        +$   N/A

                                                                                         -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                         =$ 10.68

                                                                                         =============
DREYFUS PREMIER STRATEGIC VALUE FUND - CLASS T
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 2,760
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                 $
                  during the fiscal year:                                               ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                  $ 0
                  during any PRIOR fiscal year ending no earlier than October          ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and                 -$
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 2,760
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if             $( 0 )
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from           ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                        X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                 =$ .25
                  (enter "0" if no fee is due):                                          ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                         +$   N/A

                                                                                         -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                          =$ .25

                                                                                          =============

DREYFUS PREMIER STRUCTURED MIDCAP FUND - CLASS A
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal               $ 18,132
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                   $0
                  during the fiscal year:                                                 ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                   $0
                  during any PRIOR fiscal year ending no earlier than October             ---------------
                  11, 1995 that were not previously used to
                  reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and                 -$0
                  5(iii):                                                                --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 18,132
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if             $(0)
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from            ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                         X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                 =$ 1.67
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                       +$    N/A

                                                                                       -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                        =$  1.67
                                                                                        =============

DREYFUS PREMIER STRUCTURED MIDCAP FUND - CLASS B
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal              $ 13,479
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                   $ 905
                  during the fiscal year:                                                 ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                   $ 0
                  during any PRIOR fiscal year ending no earlier than October             ---------------
                  11, 1995 that were not previously used to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and                  -$ 905
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 12,574
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if              $( 0 )
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from             ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                        X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                 =$ 1.16
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                        +$    N/A
                                                                                        -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                        =$  1.16
                                                                                        =============


DREYFUS PREMIER STRUCTURED MIDCAP FUND - CLASS C
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal               $18,665
                  year pursuant to section 24(f):                                         ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                 $ 4,185
                  during the fiscal year:                                               ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                 $ 0
                  during any PRIOR fiscal year ending no earlier than October           ---------------
                  11, 1995 that were not previously used to
                  reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and                -$ 4,185
                  5(iii):                                                               --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                     $ 14,480
                  [subtract Item 5(iv) from Item 5(i)]:                                 ---------------


            (vi)  Redemption credits available for use in future years -- if              $( 0 )
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv)                ---------------
                  from Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                        X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                 =$ 1.33
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                         +$    N/A
                                                                                         -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                         =$  1.33
                                                                                        =============


DREYFUS PREMIER STRUCTURED MIDCAP FUND - CLASS R
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal              $ 1,520
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                  $0
                  during the fiscal year:                                                ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                   $0
                  during any PRIOR fiscal year ending no earlier than October            ---------------
                  11, 1995 that were not previously used to
                  reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and                 -$0
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 1,520
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if              $(0)
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv)                 ---------------
                  from Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                        X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                 =$ 0.14
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                        +$    N/A
                                                                                        -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                         =$  0.14
                                                                                         =============


DREYFUS PREMIER STRUCTURED MIDCAP FUND - CLASS T
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal               $ 1,056
                  year pursuant to section 24(f):                                         ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                 $ 0
                  during the fiscal year:                                               ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                 $ 0
                  during any PRIOR fiscal year ending no earlier than October           ---------------
                  11, 1995 that were not previously used to
                  reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and                -$   0
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 1,056
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if             $( 0 )
                  Item 5(I) is less than Item 5(iv) [subtract Item 5(iv)                ---------------
                  from Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                =$ 0.10
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                          +$    N/A
                                                                                          -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                          =$  0.10
                                                                                          =============


DREYFUS PREMIER TECHNOLOGY GROWTH FUND - CLASS A
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal              $534,647,181
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                  $ 615,947,806
                  during the fiscal year:                                               ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                  $ 0
                  during any PRIOR fiscal year ending no earlier than October           ---------------
                  11, 1995 that were not previously used to
                  reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 615,947,806
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if
                  Item 5(I) is less than Item 5(iv) [subtract Item                       $(81,300,625)
                  5(iv) from Item 5(I)]:                                                 ---------------

           (vii)  Multiplier for determining registration fee (See                        X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                =$
                  (enter "0" if no fee is due):                                         ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                         +$   N/A
                                                                                         -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                          =$ 0
                                                                                         =============

DREYFUS PREMIER TECHNOLOGY GROWTH FUND - CLASS B
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal               $21,413,461
                  year pursuant to section 24(f):                                         ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                   $84,354,566
                   during the fiscal year:                                                ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                    $    0
                  during any PRIOR fiscal year ending no earlier than October           ---------------
                  11, 1995 that were not previously used to
                  reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and                 -$ 84,354,566
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                     $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if
                  Item 5(I) is less than Item 5(iv) [subtract Item                        $(62,941,105)
                  5(iv) from Item 5(I)]:                                                 ---------------

           (vii)  Multiplier for determining registration fee (See                        X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                  =$
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                         +$   N/A
                                                                                         -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                          =$ 0
                                                                                        =============
DREYFUS PREMIER TECHNOLOGY GROWTH FUND - CLASS C
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $13,900,242
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                 $53,295,050
                  during the fiscal year:                                               ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                  $9,982,346
                  during any PRIOR fiscal year ending no earlier than                   ---------------
                  October 11, 1995 that were not previously used
                  to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 63,277,396
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if              $(49,377,154)
                  Item 5(I) is less than Item 5(iv) [subtract Item                       ---------------
                  5(iv) from Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                        X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                 =$      -0-
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                         +$   N/A
                                                                                        -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                         =$   -0-
                                                                                         =============
DREYFUS PREMIER TECHNOLOGY GROWTH FUND - CLASS R
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal               $ 6,981,572
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                   $4,218,406
                  during the fiscal year:                                                 ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                   $36,178,242
                  during any PRIOR fiscal year ending no earlier than                    ---------------
                  October 11, 1995 that were not previously used
                  to reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 40,396,648
                  5(iii):                                                               --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                 ---------------


            (vi)  Redemption credits available for use in future years -- if             $(40,396,648)
                  Item 5(I) is less than Item 5(iv) [subtract Item                       ---------------
                  5(iv) from Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                       X   .000092
                  Instruction C.9):                                                     --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                =$   0
                  (enter "0" if no fee is due):                                          ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                        +$   N/A
                                                                                        -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                         =$ 0
                                                                                        =============
DREYFUS PREMIER TECHNOLOGY GROWTH FUND - CLASS T
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $599,592
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased                 $1,933,114
                  during the fiscal year:                                               ---------------

           (iii)  Aggregate price of securities redeemed or repurchased                  $ 0
                  during any PRIOR fiscal year ending no earlier than October            ---------------
                  11, 1995 that were not previously used to
                  reduce registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 1,933,114
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if              $(1,333,522)
                  Item 5(I) is less than Item 5(iv) [subtract Item                       ---------------
                  5(iv) from Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                         X   .000092
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                  =$ 0
                  (enter "0" if no fee is due):                                           ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                          +$   N/A
                                                                                       -------------

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                                            =$ 0
                                                                                            =============
TOTAL FOR ALL:                                                                               =$26,652.88
                                                                                            =============


9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


               Method of Delivery:


                             [  X  ]  Wire Transfer
                             [     ]  Mail or other means



                                          SIGNATURES


        This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



        By (Signature and Title)*           /s/Michael A. Rosenberg
                                            ------------------------------------
                                            Michael A. Rosenberg, Secretary


        Date:

* Please print the name and title of the signing officer below the signature.